ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Aug. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of August 31,
	2019	2020
	RMB	RMB
Payroll and related benefits	247,459	255,674
Temporary receipt from students	149,408	124,248
Deposits received	71,075	62,506
Education subsidy	6,540	7,339
Loan payables	13,325	35,656
Accrual rental expense	20,757	1,430
Concession payable (b)	—	16,448
Professional fee	34,898	18,929
Commission fee	11,462	7,455
Housing subsidies-current	4,818	3,006
Offering subsidies-current	1,733	1,659
Other tax payable	13,448	14,593
Restructuring cost (a)	—	12,596
Accrual utilities expense	6,622	10,745
Others	33,537	61,113
Total	615,082	633,397

13.     ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - continued

Note:

(a)	For the Group's overseas schools operation, the Group is in the process of establishing a center of excellence to centralize certain functions of management, such as finance and IT. The restructuring cost primarily includes the compensation for the contract termination during the year ended August 31, 2020.
(b)	Concession payable represents the deferred rent payments related to COVID-19.